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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one):   [ ]   is a restatement.
                                   [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Benham & Green Capital Management, LLC
Address:          1299 Prospect Street, Suite 301
                  La Jolla, CA 92037

Form 13F File Number:   028-05201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:             James A. Benham
Title:            Member/Manager
Phone:            (858) 551-3130

Signature, Place, and Date of Signing:

/s/ James A. Benham             La Jolla, California          February 5, 2002
-------------------             --------------------          ----------------
[Signature]                        [City, State]                   [Date]

Report Type (check only one):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE

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
Report Summary:

Number of Other Included Managers:                                -0-

Form 13F Information Table Entry Total:                           25

Form 13F Information Table Value Total:                      $71,671
                                                             (x1000)

List of Other Included Managers:                              None

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Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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Form 13F Information Table

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

                          Column 2                  Column 4    Column 5
  Column 1                Title of     Column 3       Value      Shrs or       Sh/        Put/
Name of Issuer             Class        CUSIP        (x1000)     Prn Amt       Prn        Call


American Express Co.        Com       025816 10 9      $322         9,021       Sh
Cisco Sys Inc               Com       17275R 10 2    $4,044       223,292       Sh
Citigroup Inc               Com       172967 10 1    $4,822        95,525       Sh
Dell Computer Corp          Com       247025 10 9    $3,371       124,038       Sh
E M C Corp Mass             Com       268648 10 2      $909        67,629       Sh
General Elec Co             Com       369604 10 3    $2,418        60,325       Sh
Intel Corp                  Com       458140 10 0    $5,920       188,229       Sh
I2 Technologies Inc         Com       465754 10 9      $275        34,798       Sh
JDS Uniphase Corp           Com       46612J 10 1      $996       114,799       Sh
Johnson & Johnson           Com       478160 10 4    $3,853        65,191       Sh
JP Morgan Chase & Co        Com       46625H 10 0    $2,648        72,854       Sh
Juniper Networks Inc        Com       48203R 10 4      $284        15,008       Sh
Merck & Co Inc              Com       589331 10 7      $401         6,812       Sh
Merrill Lynch & Co Inc      Com       590188 10 8      $627        12,026       Sh
Microsoft Corp              Com       594918 10 4    $5,338        80,568       Sh
Motorola Inc                Com       620076 10 9      $747        49,703       Sh
Nokia Corp            Sponsored ADR   654902 20 4    $7,552       307,887       Sh
Nortel Networks Corp New    Com       656568 10 2      $686        91,510       Sh
Oracle Corp                 Com       68389X 10 5    $1,118        80,991       Sh
PMC - Sierra Inc            Com       69344F 10 6      $438        20,592       Sh
Pfizer Inc                  Com       717081 10 3    $6,011       150,846       Sh
Qualcomm Inc                Com       747525 10 3   $16,487       326,470       Sh
Rambus Inc Del              Com       750917 10 6    $1,235       154,617       Sh
Texas Instrs Inc            Com       882508 10 4      $895        31,970       Sh
Tyco Intl Ltd New           Com       902124 10 6      $274         4,655       Sh


                          Column 6   Column 7     Column 8
                         Investment    Other    Voting Authority
                         Discretion   Managers      Sole           Shared       None

American Express           Sole        N/A            9,021
Cisco Sys Inc              Sole        N/A          223,292
Citigroup Inc              Sole        N/A           95,525
Dell Computer Corp         Sole        N/A          124,038
E M C Corp Mass            Sole        N/A           67,629
General Elec Co            Sole        N/A           60,325
Intel Corp                 Sole        N/A          188,229
I2 Technologies Inc        Sole        N/A           34,798
JDS Uniphase Corp          Sole        N/A          114,799
Johnson & Johnson          Sole        N/A           65,191
JP Morgan Chase & Co       Sole        N/A           72,854
Juniper Networks Inc       Sole        N/A           15,008
Merck & Co Inc             Sole        N/A            6,812
Merrill Lynch & Co Inc     Sole        N/A           12,026
Microsoft Corp             Sole        N/A           80,568
Motorola Inc               Sole        N/A           49,703
Nokia Corp                 Sole        N/A          307,887
Nortel Networks Corp New   Sole        N/A           91,510
Oracle Corp                Sole        N/A           80,991
PMC - Sierra Inc           Sole        N/A           20,592
Pfizer Inc                 Sole        N/A          150,846
Qualcomm Inc               Sole        N/A          326,470
Rambus Inc Del             Sole        N/A          154,617
Texas Instrs Inc           Sole        N/A           31,970
Tyco Intl Ltd New          Sole        N/A            4,655
